Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Mar. 17, 2014
Document Effective Date	Mar. 18, 2014
Prospectus Date	Mar. 18, 2014
Royce CRK Prospectus | Royce Dividend Value Fund | Consultant Class
Risk/Return:
Trading Symbol	RDVCX
Royce CRK Prospectus | Royce Dividend Value Fund | Service Class
Risk/Return:
Trading Symbol	RYDVX
Royce ISI Prospectus | Royce Opportunity Select Fund | Service Class
Risk/Return:
Trading Symbol	ROSSX
Royce ISI Prospectus | Royce Opportunity Select Fund | Investment Class
Risk/Return:
Trading Symbol	ROSFX